CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 242		$ 1,115
Cost of revenues	201		224
Gross profit	41		891
Research and development expenses, net of Government and other grants amounting to $93, $ 424 and $ 1,010 for the years ended December 31, 2012, 2011 and 2010, respectively	9,442	6,778	5,227
Marketing and business development expenses	684	610	633
General and administrative expenses	3,457	4,591	2,909
Total operating expenses	13,583	11,979	8,769
Operating loss	(13,542)	(11,979)	(7,878)
Financial income (loss), net	(86)	(306)	241
Other income, net		281	434
Net loss	(13,628)	(12,004)	(7,203)
Unrealized gain (loss) on Investment in Evogene	1,103	(1,902)	2,716
Total comprehensive loss	$ (12,525)	$ (13,906)	$ (4,487)
Basic and diluted net loss per share	$ (0.38)	$ (0.35)	$ (0.22)
Weighted average number of ordinary shares used in computing basic net loss per share	35,844,496	34,276,697	33,284,017
Weighted average number of ordinary shares used in computing diluted net loss per share	36,249,262	34,276,697	33,284,017